Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Kimball Electronics, Inc.
Entity Central Index Key	0001606757
Amendment Flag	false
ke:EBP001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Kimball Electronics, Inc.
Entity Central Index Key	0001606757
Amendment Flag	false